Significant Accounting Policies, Cash and Cash Equivalents (Q3) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash	$ 213,335	$ 1,426,006	$ 1,393,939
Cash and cash equivalents	$ 0	$ 0	$ 0